Note 4 - Securities (Details Textual) $ in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Jan. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Investments in Securities	$ 49,847			$ 141,564	$ 0
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	49,800			$ 141,600
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	19,500
Notional amount	$ 20,000
Zero-coupon Bank of Canada treasury bills [member] | Weighted average [member]
Statement Line Items [Line Items]
Financial assets, interest rate	2.81%		2.81%
Zero-coupon US Government treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 29,900	$ 22.4
Notional amount	$ 30,000		$ 22.5
Financial assets, interest rate	4.18%		4.18%